Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2020
Disclosure of other provisions [Line Items]
Beginning balance	$ 427	$ 415	$ 304
Additional/(reversal of) provisions recognized	58	84	221
Used / forfeited during the year	(86)	(72)	(125)
Acquired by business combinations (Note 14)				$ 15
Effect of foreign exchange differences	0	0
Ending balance	399	427	415
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	213	182	173
Additional/(reversal of) provisions recognized	108	102	131
Used / forfeited during the year	(86)	(71)	(122)
Acquired by business combinations (Note 14)				0
Effect of foreign exchange differences	0	0
Ending balance	235	213	182
Onerous Contracts [Member]
Disclosure of other provisions [Line Items]
Beginning balance	147	171	67
Additional/(reversal of) provisions recognized	(52)	(24)	92
Used / forfeited during the year	0	0	(3)
Acquired by business combinations (Note 14)				15
Effect of foreign exchange differences	0	0
Ending balance	95	147	171
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	63	57	59
Additional/(reversal of) provisions recognized	2	7	(2)
Used / forfeited during the year	0	(1)	0
Acquired by business combinations (Note 14)				0
Effect of foreign exchange differences	0	0
Ending balance	65	63	57
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	4	5	5
Additional/(reversal of) provisions recognized	0	(1)	0
Used / forfeited during the year	0	0	0
Acquired by business combinations (Note 14)				$ 0
Effect of foreign exchange differences	0	0
Ending balance	$ 4	$ 4	$ 5